Marketable Securities: (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair value at beginning of year	$ 723,449	$ 892,271
Acquisitions		101,482
Dispositions, at cost		(6,272)
Realized gain		(7,373)
Unrealized loss	(79,450)	(256,659)
Fair value at balance sheet date	$ 643,999	$ 723,449